Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2015
Loans Payable, Noncurrent [Abstract]
Long-Term Loans, Net Of Current Maturities
LONG-TERM LOANS, NET OF CURRENT MATURITIES

				December 31,
	Currency	Interest %	Years of maturity	2015	2014
Long-term loans (*)	USD	Libor + 1.15%	2	$118,550	$126,000
	NIS (**)	0.8% - 4.62%	mainly 1-2	94,790	117,451
	Other	Libor+1.5% - Libor+3.28%	mainly 1-4	709	712
				214,049	244,163
Less: current maturities				48,078	23,447
				$165,971	$220,716
(*)    For covenants see Note 20(F).
(**)    Includes derivative instrument defined as hedge accounting. See Note 2(Y) and Note 2(AA).

As of December 31, 2015, the LIBOR semi-annual rate for long-term loans denominated in U.S. dollars was 0.85%.

The maturities of these loans for periods after December 31, 2015, are as follows:

2016 - current maturities	$48,078
2017	164,793
2018	664
2019 and after	514
$214,049